Federated Mid-Cap Index Fund (Formerly, Federated Mid-Cap Fund)
(A portfolio of Federated Index Trust)
-------------------------------------------------------------------------------
Supplement to Prospectus dated December 31, 2000

I. A special meeting of the shareholders of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust (the "Trust"), was held on July 13, 2001. Shareholders approved the following proposals:

     (1) Approved a new subadvisory agreement with Deutsche Asset Management, Inc. ("Deutsche") for the Fund.

     (2) Approved a policy to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval.

II. The name of the Fund changed to Federated Mid-Cap Index Fund, effective July 16, 2001. The name of the Trust will remain the same. III. In the Prospectus for the Fund:

     A. Delete the paragraph under the section, "What are the Fund's Main Investment Strategies?" and replace it with the following:

     "The Fund normally invests at least 80% of its assets in common stocks included in the Standard & Poor's Mid-Cap 400 Index ("Index")." And add the following paragraph, as further described below under E: "The Manager has applied for an exemptive order from the Securities and Exchange Commission ("SEC") to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?""

     B. Add the following paragraph to the section "What are the Main Risks of Investing in the Fund?"

     "Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations."

     C. Delete the paragraphs under the section, "What are the Fund's Investment Strategies?" and replace them with the following: "In pursuing its investment objective, the Fund normally invests at least 80% of its assets in common stocks included in the Index. As of March 31, 2001, the capitalization range of the issuers comprising the Index was $88 million to $8.7 billion. As of the same date, the weighted median market capitalization of the Fund was $3.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that replicates the composition of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error:
          (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund." C. Add the following paragraphs to the section "What are the Principal Securities in Which the Fund Invests?"

   "Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to credit risks."

     D. Add the following paragraphs to the section "What are the Specific Risks of Investing in the Fund?"

   "Credit Risks

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy."

     E. Delete the paragraph under the section "Who Manages the Fund?" and replace it with the following:

     "The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 130 Liberty Street, New York, New York 10006. The Sub-Manager is a subsidiary of Deutsche Bank AG. As of March 31, 2001, the Sub-Manager had approximately $17.35 billion in discretionary assets under management. The Manager and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

     The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has applied for an exemptive order from the SEC, which, if granted, will permit the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager."

                                                                   July 20, 2001

Cusip 31420E205
2090136 (7/01)











Federated Mid-Cap Index Fund (Formerly, Federated Mid-Cap Fund)
(A portfolio of Federated Index Trust)
-------------------------------------------------------------------------------
Supplement to Statement of Additional Information dated December 31, 2000

I. A special meeting of the shareholders of Federated Mid-Cap Index Fund (the "Fund"), a portfolio of Federated Index Trust (the "Trust"), was held on July 13, 2001. Shareholders approved the following proposals:

     (1) Approved a new subadvisory agreement with Deutsche Asset Management, Inc. ("Deutsche") for the Fund.

     (2) Approved a policy to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval.

II. The name of the Fund changed to Federated Mid-Cap Index Fund, effective July 16, 2001. The name of the Trust will remain the same.

III. In the Statement of Additional Information for the Fund, delete the paragraphs under the section "Investment Manager" and replace it with the following: "The Manager oversees the Sub-Manager, Deutsche Asset Management, Inc., an indirect wholly owned subsidiary of Deutsche Bank AG, which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust."

                                                                   July 20, 2001
Cusip 31420E205
2090136 (7/01)















Federated Mini-Cap Index Fund (Formerly, Federated Mini-Cap Fund)
(A portfolio of Federated Index Trust)
-------------------------------------------------------------------------------
Supplement to Prospectuses dated December 31, 2000

I. A special meeting of the shareholders of Federated Mini-Cap Index Fund, a portfolio of Federated Index Trust (the "Trust"), was held on July 13, 2001. Shareholders approved the following proposals:

     (1) Approved a new subadvisory agreement with Deutsche Asset Management, Inc. ("Deutsche") for the Fund.

     (2) Approved a policy to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval.

II. The name of the Fund changed to Federated Mini-Cap Index Fund, effective July 16, 2001. The name of the Trust will remain the same. III. In the Prospectus for the Fund:

A. Delete the paragraph under the section, "What are the Fund's Main Investment Strategies?" and replace it with the following:

     "The Fund normally invests at least 80% of its assets in common stocks included in the Russell 2000(R) Index ("Index")." And add the following paragraph, which is further described below under E: "The Manager has applied for an exemptive order from the Securities and Exchange Commission ("SEC") to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?""

B. Add the following paragraph to the section "What are the Main Risks of Investing in the Fund?"

     "Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations."

C. Delete the paragraphs under the section, "What are the Fund's Investment Strategies?" and replace them with the following: "In pursuing its investment objective, the Fund normally invests at least 80% of its assets in common stocks included in the Index. As of March 31, 2001, the capitalization range of the issuers comprising the Index was $1 million to $14.8 billion. As of the same date, the weighted median market capitalization of the Fund was $912 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that replicates the composition of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund."

C. Add the following paragraphs to the section "What are the Principal Securities in Which the Fund Invests?"

   "Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to credit risks."

D. Add the following paragraphs to the section "What are the Specific Risks of Investing in the Fund?"

   "Credit Risks

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy."

E. Delete the paragraph under the section "Who Manages the Fund?" and replace it with the following:

     "The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 130 Liberty Street, New York, New York 10006. The Sub-Manager is a subsidiary of Deutsche Bank AG. As of March 31, 2001, the Sub-Manager had approximately $17.35 billion in discretionary assets under management. The Manager and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

     The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has applied for an exemptive order from the SEC, which, if granted, will permit the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager."

                                                                   July 20, 2001

Cusip 31420E601
Cusip 31420E304
2090137 (7/01)















Federated Mini-Cap Index Fund (Formerly, Federated Mini-Cap Fund)
(A portfolio of Federated Index Trust)
-------------------------------------------------------------------------------

Supplement to Statement of Additional Information dated December 31, 2000

I. A special meeting of the shareholders of Federated Mini-Cap Index Fund (the "Fund"), a portfolio of Federated Index Trust (the "Trust"), was held on July 13, 2001. Shareholders approved the following proposals:

     (1) Approved a new subadvisory agreement with Deutsche Asset Management, Inc. ("Deutsche") for the Fund.

     (2) Approved a policy to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval.

II. The name of the Fund changed to Federated Mini-Cap Index Fund, effective July 16, 2001. The name of the Trust will remain the same.

III. In the Statement of Additional Information for the Fund, delete the paragraphs under the section "Investment Manager" and replace it with the following: "The Manager oversees the Sub-Manager, Deutsche Asset Management, Inc., an indirect wholly owned subsidiary of Deutsche Bank AG, which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust."

                                                                   July 20, 2001

Cusip 31420E601
Cusip 31420E304

2090137 (7/01)















Federated Max-Cap Index Fund (Formerly, Federated Max-Cap Fund)
(A portfolio of Federated Index Trust)
-------------------------------------------------------------------------------
Supplement to Prospectuses dated December 31, 2000

I. A special meeting of the shareholders of Federated Max-Cap Index Fund, a portfolio of Federated Index Trust (the "Trust"), was held on July 13, 2001. Shareholders approved the following proposals:

     (1) Approved a new subadvisory agreement with Deutsche Asset Management, Inc. ("Deutsche") for the Fund.

     (2) Approved a policy to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval.

     (3) Approved a revision of the fundamental investment objective for the Fund.

II. The name of Federated Max-Cap Fund changed to Federated Max-Cap Index Fund, effective July 16, 2001. The name of the Trust will remain the same.

III. In the Prospectuses for the Fund:

     A. Delete the paragraph on the cover of each Prospectus and replace it with the following:

     "A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500
     Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's."

     B. Delete the paragraph under the section "What is the Fund's Investment Objective?" and replace it with the following:

     "The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus."

     C. Delete the paragraph under the section, "What are the Fund's Main Investment Strategies?" and replace it with the following:

     "The Fund normally invests at least 80% of its assets in common stocks included in the Index."

     And add the following paragraph,  which is further described below under H:
     "The Manager has applied for an exemptive order from the Securities and Exchange Commission ("SEC") to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?""

     D. Add the following paragraph to the section "What are the Main Risks of Investing in the Fund?"

     "Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations."

     E. Delete the paragraphs under the section, "What are the Fund's Investment Strategies?" and replace them with the following:

     "In pursuing its investment objective, the Fund normally invests at least 80% of its assets in common stocks included in the Index. As of March 31, 2001 the capitalization range of the issuers comprising the Index was $624 million to $416 billion. As of the same date, the weighted median market capitalization of the Fund was $81.0 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that replicates the composition of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund. With respect to a portion of its portfolio, the Fund may slightly over- or under-weight positions in a limited number of securities within the Index based upon the Subadviser's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on events affecting the issuer (either positive or negative), valuation and price momentum. Through this strategy, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error."
     F. Add the following paragraphs to the section "What are the Principal Securities in Which the Fund Invests?"

   "Securities Lending

     The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to credit risks."

     G. Add the following paragraphs to the section "What are the Specific Risks of Investing in the Fund?"

   "Credit Risks

     Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy."

     H. Delete the paragraph under the section "Who Manages the Fund?" and replace it with the following:

     "The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 130 Liberty Street, New York, New York 10006. The Sub-Manager is a subsidiary of Deutsche Bank AG. As of March 31, 2001, the Sub-Manager had approximately $17.35 billion in discretionary assets under management. The Manager and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers. The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has applied for an exemptive order from the SEC, which, if granted, will permit the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager."

                                                                   July 20, 2001
Cusip 31420E502
Cusip 31420E106
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Federated Max-Cap Index Fund (Formerly, Federated Max-Cap Fund)
(A portfolio of Federated Index Trust)
-------------------------------------------------------------------------------
Supplement to Statement of Additional Information dated December 31, 2000

I. A special meeting of the shareholders of Federated Max-Cap Index Fund (the "Fund"), a portfolio of Federated Index Trust (the "Trust"), was held on July 13, 2001. Shareholders approved the following proposals:

     (1) Approved a new subadvisory agreement with Deutsche Asset Management, Inc. ("Deutsche") for the Fund.

     (2) Approved a policy to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval.

     (3) Approved a revision of the fundamental investment objective for the Fund.

II. The name of the Fund changed to Federated Max-Cap Index Fund, effective July 16, 2001. The name of the Trust will remain the same.

III. In the Statement of Additional Information for the Fund, delete the paragraphs under the section "Investment Manager" and replace it with the following:

     "The Manager oversees the Sub-Manager, Deutsche Asset Management, Inc., an indirect wholly owned subsidiary of Deutsche Bank AG, which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Trustees, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Trustees whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Trustees regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust."

                                                                   July 20, 2001
Cusip 31420E502
Cusip 31420E106
Cusip 31420E403

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